Subsequent Events - Additional information (Details) (USD $) In Thousands, except Share data, unless otherwise specified							0 Months Ended	1 Months Ended
	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 Tranche B1 Term Loans	Jul. 12, 2013 Tranche B2 Term Loans	Jul. 26, 2013 Drillships Financing Holding Inc. ("DFHI") and Drillships Project Inc.	Aug. 01, 2013 Two supplemental agreements	Sep. 27, 2012 Two supplemental agreements	Jul. 10, 2013 Ocean Rig Skyros	Jul. 19, 2013 Ocean Rig Skyros Letter of award	Jul. 30, 2013 Ocean Rig Apollo
Term loan facility	$ 1,800,000	$ 975,000	$ 825,000	$ 100,000
Duration of a new drilling contract							Five-well program or a minimum of 275 days	6 year contract	3 year contract
Number of shares pledged as additional security					5,450,000	7,800,000